Document and Entity Information	18 Months Ended
May 31, 2014
Document Type	S-1
Amendment Flag	true
Amendment Description
Document Period End Date	May 31, 2014
Trading Symbol	orgs
Entity Registrant Name	Orgenesis Inc.
Entity Central Index Key	0001460602
Current Fiscal Year End Date	--11-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY